Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment, net	$ 4,202	$ 4,274
Right-of-use assets, net	317	453
Intangible assets	57	62
Other non-current assets	96	132
Total non-current assets	4,672	4,921
Current assets
Cash and cash equivalents	110,174	106,007
Other receivable and prepayments	2,163	2,318
Contract assets	3,561	0
Investments:
Financial assets at fair value through other comprehensive income	0	12,646
Total current assets	115,898	120,971
Total assets	120,570	125,892
Non-current liabilities
Lease liabilities	73	180
Deferred income	394	405
Total non-current liabilities	467	585
Current liabilities
Lease liabilities	252	285
Trade payables	5,701	7,660
Other payables and accruals	3,671	2,999
Contract liabilities	0	13,320
Total current liabilities	9,624	24,264
Total liabilities	10,091	24,849
Net assets	110,479	101,043
SHAREHOLDERS’ EQUITY
Share capital	10	10
Share premium	628,871	628,707
Treasury shares	(180)	(180)
Share-based compensation reserve	21,521	19,731
Other reserves	(8,045)	(7,878)
Accumulated losses	(531,698)	(539,347)
Total shareholders’ equity	110,479	101,043
Total liabilities and shareholders’ equity	$ 120,570	$ 125,892